Asset Disposal and Exit Costs - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended			3 Months Ended	0 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Sofine Foods BV [Member]	Feb. 24, 2014 Subsequent Event [Member] Sofine Foods BV [Member]	Dec. 31, 2013 Idaho Dairy Farm [Member]	Sep. 30, 2013 Idaho Dairy Farm [Member]	Dec. 31, 2013 Idaho Dairy Farm [Member]
Long Lived Assets Held-for-sale [Line Items]
Write-down of assets			$ 24,226,000	$ 0	$ 0	$ 9,800,000		$ 3,700,000	$ 7,400,000
Expected time-frame for closing transaction							60 days
Assets held for sale									40,500,000
Proceeds from sale of fixed assets	122,000	61,956,000	92,352,000	1,490,000	710,000			31,000,000
Total impairment charge	1,189,000	(847,000)	18,109,000	0	0			11,100,000		11,100,000
Note receivable								6,400,000		6,400,000
Costs incurred and charged to expense								$ 3,300,000		$ 3,306,000